Schedule of Reconciliation of Provision of Income Tax (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Loss before taxes	$ (349,227)	$ (9,521,488)
Expected income tax credit at statutory rate of 25% (2024: 25%)	(87,307)	(2,380,372)
Change in fair value of warrants	(506,236)
Loss on extinguishment of warrants	71,337
Valuation allowance for deferred tax asset	388,969
IPO related expenses	150,000	12,622
Provision for bad debt		144,816
Realized gain in investments	(12,669)
Unrealized loss on investments		88,695
Debt discount		277,022
Non-taxable other income	(53,171)	(30,472)
-Non-tax deductible personnel expenses	42,578	29,544
Non-tax deductible consulting fees	154,777	1,367,032
Non-tax deductible general and administrative expenses	201,924	308,512
Other items, net	(16,705)	(26,742)
Income tax expense (credit)	$ 333,497	$ (209,343)